RELATED PARTY TRANSACTIONS - Related Party Agreements and Transactions (Details) - Related Party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit agreement fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0.0	$ 0.0	$ 0.0
Support agreement fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0
Rights agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0
Administration fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	7.7	2.0	0.4
Investment management fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	64.0	40.0	4.0
Brookfield licensing agreement fees
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0
Outsourcing fees paid to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.9	1.0	0.3
Outsourcing arrangements payable
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0.0	$ 0.7	$ 0.5